Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower S&P Small Cap 600® Index Fund-Class L | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Empower S&P Small Cap 600® Index Fund-Class L | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Class L | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Class L | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Class L | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund-Class L | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund-Class L | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund-Class L | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600® Index Fund-Class L | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Class L | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Empower S&P Small Cap 600® Index Fund-Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Empower S&P Small Cap 600® Index Fund-Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.24%
Empower S&P Small Cap 600® Index Fund-Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.63%
Empower S&P Small Cap 600® Index Fund-Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.69%
Empower S&P Small Cap 600® Index Fund-Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower S&P Small Cap 600® Index Fund-Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Empower S&P Small Cap 600® Index Fund-Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower S&P Small Cap 600® Index Fund-Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Empower S&P Small Cap 600® Index Fund-Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Empower S&P Small Cap 600® Index Fund-Institutional Class | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Institutional Class | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600® Index Fund-Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.24%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.63%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.69%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Empower S&P Small Cap 600® Index Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower S&P Small Cap 600® Index Fund-Investor Class | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Empower S&P Small Cap 600® Index Fund-Investor Class | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Investor Class | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600® Index Fund-Investor Class | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Investor Class | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund-Investor Class | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund-Investor Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund-Investor Class | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600® Index Fund-Investor Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund-Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Empower S&P Small Cap 600® Index Fund-Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Empower S&P Small Cap 600® Index Fund-Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.24%
Empower S&P Small Cap 600® Index Fund-Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.63%
Empower S&P Small Cap 600® Index Fund-Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.69%
Empower S&P Small Cap 600® Index Fund-Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower S&P Small Cap 600® Index Fund-Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Empower S&P Small Cap 600® Index Fund-Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower S&P Small Cap 600® Index Fund-Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower S&P Small Cap 600® Index Fund-Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Empower S&P Small Cap 600® Index Fund-Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower Small Cap Growth Fund - Institutional Class | PAR Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Growth Fund - Institutional Class | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Small Cap Growth Fund - Institutional Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Institutional Class | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Institutional Class | Oddity Tech Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Growth Fund - Institutional Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Institutional Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Small Cap Growth Fund - Institutional Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.38%
Empower Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.24%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	29.25%
Empower Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Small Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.25%
Empower Small Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Small Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Small Cap Growth Fund - Investor Class | PAR Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Growth Fund - Investor Class | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Investor Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Small Cap Growth Fund - Investor Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Investor Class | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Investor Class | Oddity Tech Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Growth Fund - Investor Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Investor Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Small Cap Growth Fund - Investor Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.38%
Empower Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.24%
Empower Small Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Small Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	29.25%
Empower Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Small Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.25%
Empower Small Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Small Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower Small Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Small Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower Small Cap Value Fund - Institutional Class | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Small Cap Value Fund - Institutional Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Value Fund - Institutional Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Value Fund - Institutional Class | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
Empower Small Cap Value Fund - Institutional Class | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Small Cap Value Fund - Institutional Class | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Value Fund - Institutional Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Small Cap Value Fund - Institutional Class | SouthState Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Institutional Class | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Small Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.43%
Empower Small Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.45%
Empower Small Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.94%
Empower Small Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.54%
Empower Small Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
Empower Small Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Small Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Small Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower Small Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Empower Small Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Small Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower Small Cap Value Fund - Investor Class | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Small Cap Value Fund - Investor Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Value Fund - Investor Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Value Fund - Investor Class | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
Empower Small Cap Value Fund - Investor Class | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Small Cap Value Fund - Investor Class | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Value Fund - Investor Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Small Cap Value Fund - Investor Class | SouthState Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Investor Class | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Small Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.43%
Empower Small Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.45%
Empower Small Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.94%
Empower Small Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.54%
Empower Small Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
Empower Small Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Small Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Small Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower Small Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Empower Small Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%